Lease Agreements (Tables)	6 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Operating Lease Right-of-Use Assets and Operating Lease Liabilities

Operating lease right-of-use assets and operating lease liabilities were as follows:

Right-of-use assets:
Operating right-of-use asset	$ 124,264

Operating lease liabilities:
Current portion	$ 85,764
Long term portion	38,500

Total operating lease liabilities	$ 124,264

Schedule of Operating Lease Maturities	As of December 31, 2019, operating lease maturities are as follows:

Period ending December 31,
2020	$ 85,764
2021	38,500
$ 124,264